Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,299,000
Previously Paid Amount	0.00
Total Fee Amount	113.01
Total Offset Amount	0.00
Net Fee	113.01
Narrative - Max Aggregate Offering Price	$ 1,299,000
Final Prospectus	true